Taxation - Summary of Movement of Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Valuation Allowance [Line Items]
Balance at beginning of the year	¥ 10,277,822	¥ 5,763,386	¥ 3,564,719
Balance at end of the year	10,870,573	10,277,822	5,763,386
Additions [Member]
Valuation Allowance [Line Items]
Valuation allowance	1,798,296	3,990,147	2,221,222
Acquisition of subsidiaries [Member]
Valuation Allowance [Line Items]
Valuation allowance		536,974
Loss utilized and expired [Member]
Valuation Allowance [Line Items]
Valuation allowance	(150,721)	(92,086)	(6,001)
Effect of change in tax rate [Member]
Valuation Allowance [Line Items]
Valuation allowance	¥ (1,054,824)	¥ 79,401	¥ (16,554)